Condensed Parent Company Financial Information (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 1,500	$ 1,378	$ 1,336	$ 1,307	$ 1,389	$ 1,503	$ 1,903	$ 1,122	$ 5,521	$ 5,917	$ 4,311
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization									909	659	701
Loss on disposal of premises									176	49
(Increase) decrease in other assets									(354)	1,613	1,225
Net cash provided by operating activities									6,613	6,887	4,835
Proceeeds from sale of premises									315
Net cash provided by (used in) investing activities									(35,873)	30,744	2,008
Cash flows from financing activities:
Purchase of treasury stock									(833)	(927)	(1,136)
Proceeds from sale of treasury shares									18	14	12
Cash dividends paid									(1,446)	(1,200)	(1,194)
Net cash provided by (used in) financing activities									20,524	(47,063)	3,105
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS									(8,736)	(9,432)	9,948
At beginning of year				22,922				32,355	22,922	32,355	22,407
At end of year	14,186				22,922				14,186	22,922	32,355
Parent Company [Member]
Cash flows from operating activities:
Net income									5,521	5,917	4,311
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of bank subsidiary									(3,649)	(3,494)	(1,699)
Depreciation and amortization									39	59	27
Loss on disposal of premises									91
(Increase) decrease in other assets									17	(53)	(4)
Increase (decrease) in other liabilities									33	(101)	(71)
Net cash provided by operating activities									2,052	2,328	2,564
Payment for acquisition											(1,197)
Proceeeds from sale of premises									170
Net cash provided by (used in) investing activities									170		(1,197)
Cash flows from financing activities:
Purchase of treasury stock									(833)	(927)	(1,136)
Proceeds from sale of treasury shares									18	14	12
Cash dividends paid									(1,446)	(1,200)	(1,194)
Net cash provided by (used in) financing activities									(2,261)	(2,113)	(2,318)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS									(39)	215	(951)
At beginning of year				$ 334				$ 119	334	119	1,070
At end of year	$ 295				$ 334				$ 295	$ 334	$ 119